Other current liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable - Non trade	€ 8,030	€ 6,344
Input VAT, withholding tax and capital tax	8,013	4,238
Personnel taxes	6,853	8,299
AVPS liabilities	8,990	7,210
Other current liabilities	2,965	1,822
Total	€ 34,851	€ 27,913